Stockholders' Equity (Details) - Schedule of Activity of the Series A Stock - Series A Preferred Stock [Member]	12 Months Ended
Dec. 31, 2023 USD ($) shares
Schedule of Activity of the Series A Stock [Line Items]
Series A Stock shares issued | shares	10,000
Net proceeds | $	$ 950,000